CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
OTHER INCOME (LOSS)
Sale of mining data (Note 3)	$ 99,000,000	$ 0	$ 99,000,000	$ 0
Gain on disposition of marketable securities	0	0	0	48,300
Interest	14,766	10,794	29,798	12,906
Gain (loss) on settlement of debt (Note 11)	(10,492,564)	1,592	(10,492,564)	1,592
Foreign currency gain (loss)	524	(3,354)	(7,820)	(8,845)
Total OTHER INCOME (LOSS)	88,522,726	9,032	88,529,414	53,953
EXPENSES
Corporate general and administrative (Notes 3 and 10)	2,079,889	742,925	6,115,593	1,490,634
Retention units (Note 10)	7,694,200	0	7,694,200	0
Contingent value rights (Notes 3 and 11)	919,163	0	919,163	0
Siembra Minera (Note 8)	338,450	0	1,900,278	0
Exploration	28,224	53,377	56,918	114,929
Legal and accounting	169,917	74,196	318,987	267,464
Arbitration and settlement (Note 3)	2,155,408	942,830	2,337,668	2,287,665
Equipment holding costs	157,084	274,334	312,110	483,801
Interest expense (Note 11)	2,841,512	2,558,883	5,490,305	4,969,267
Total EXPENSES	16,383,847	4,646,545	25,145,222	9,613,760
Net income (loss) before income tax expense	72,138,879	(4,637,513)	63,384,192	(9,559,807)
Income tax expense (Note 12)	(15,847,604)	0	(15,847,604)	0
Net income (loss) for the period	$ 56,291,275	$ (4,637,513)	$ 47,536,588	$ (9,559,807)
Net income (loss) per share
Basic	$ 0.63	$ (0.06)	$ 0.53	$ (0.12)
Diluted	$ 0.55	$ (0.06)	$ 0.50	$ (0.12)
Weighted average common shares outstanding
Basic	89,848,104	83,754,792	89,830,460	81,212,491
Diluted	106,679,440	83,754,792	106,728,057	81,212,491